Income Taxes (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of beginning and ending amount of unrecognized tax benefits
Balance at beginning of period	$ 392
Gross increases for tax positions of current year		392
Gross increases for tax positions of prior years	10
Balance at period end	$ 402	$ 392